Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Gross goodwill			$ 2,493
Goodwill [Roll Forward]
Goodwill	691	375
Goodwill, Impaired, Accumulated Impairment Loss			(2,118)
Acquisition	203	300
Adjustments to the allocation of purchase price	(52)	16
Goodwill	842	691
Americas
Goodwill [Line Items]
Gross goodwill			1,608
Goodwill [Roll Forward]
Goodwill	317	21
Goodwill, Impaired, Accumulated Impairment Loss			(1,587)
Acquisition	190	296
Adjustments to the allocation of purchase price	(28)	0
Goodwill	479	317
International
Goodwill [Line Items]
Gross goodwill			885
Goodwill [Roll Forward]
Goodwill	374	354
Goodwill, Impaired, Accumulated Impairment Loss			(531)
Acquisition	13	4
Adjustments to the allocation of purchase price	(24)	16
Goodwill	$ 363	$ 374